Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Registrant Name	dei_EntityRegistrantName	FRANKLIN CALIFORNIA TAX FREE INCOME FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000225375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Jul. 01, 2022